Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Overdrafts reclassified as loans receivable	$ 481,000	$ 303,000
Average required cash balance	$ 0	$ 0